Shareholder Fees - Pabrai Wagons Fund	Oct. 31, 2025
Pabrai Wagons Fund Retail Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)